COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands	Apr. 07, 2024 USD ($)
Settlement Agreement [Member]
IfrsStatementLineItems [Line Items]
Litigation settlement fund	$ 9,250